Note 7 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (84,968)	$ 65,463	$ (7,619)	$ (176,536)
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	(115,147)	95,536	(66,767)	(129,438)
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	42,544	(27,679)	70,665	(43,314)
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(3,028)	1,926	(9,079)	1,699
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other			(7,862)		(7,026)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(12,218)	(3,340)		2,475
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]	1,769	(7,916)	(612)	(10,937)
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 1,112	$ 14,798	$ (1,826)	$ 10,005

[1]	Physical forward contracts and options consist of: - Electricity contracts with a total remaining volume of 26,542,466 MWh, a weighted average price of $48.79/MWh and expiry dates up to December 31, 2029. - Natural gas contracts with a total remaining volume of 81,119,737 GJs, a weighted average price of $2.95/GJ and expiry dates up to October 31, 2025. - Renewable energy certificates ("RECs") with a total remaining volume of 3,852,641 MWh, a weighted average price of $37.21/REC and expiry dates up to December 31, 2028. - Electricity generation capacity contracts with a total remaining volume of 2,123 MWCap, a weighted average price of $6,344.71/MWCap and expiry dates up to May 31, 2024. - Ancillary contracts with a total remaining volume of 230,805 MWh, a weighted average price of $20.68/MWh and expiry dates up to December 31, 2020.
[2]	(ii) Financial swap contracts and options consist of: · Electricity contracts with a total remaining volume of 14,602,750 MWh, an average price of $42.98/MWh and expiry dates up to December 31, 2024. 12 JUST ENERGY GROUP INC. NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS For the six months ended September 30, 2020 (unaudited in thousands of Canadian dollars, except where indicated and per share amounts) · Natural gas contracts with a total remaining volume of 106,079,580 GJs, an average price of $3.38/GJ and expiry dates up to December 31, 2025. · Electricity generation capacity contracts with a total remaining volume of 3 MWCap, a weighted average price of $3,862.14/MWCap and expiry dates up to October 31, 2020. · Ancillary contracts with a total remaining volume of 132,540 MWh, a weighted average price of $22.03/MWh and expiry dates up to December 31, 2020.
[3]	Weather derivatives consist of: - HDD collar options with HDD strikes set at 0.8 to 1.32 degree day wide, total tick size of $12,500 per HDD and an expiry date of March 31, 2021. - HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. - HDD natural gas swaps with price strikes to be set on futures index and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2022. - Electricity call options with price strikes of $100/MWh, temperature strikes 84 degree F to 103 degree F and an expiry date of October 31, 2020. - Put options for CDDs with temperature strikes at historical averages, total tick size of $22 per CDD and an expiry date of September 30 or October 31, 2020.